STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option

A summary of the stock options as of December 31, 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	700,000	0.40	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2012	700,000	$0.40	9.55

Options exercisable at end of year	175,000	$0.40
Options expected to vest	525,000
Weighted average fair value of options granted during the period		$0.59

Schedule of stock warrant

A summary of the status of the Company's outstanding stock warrants as of December 31, 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	2,268,750	0.55	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2012	2,268,750	$0.55	4.84

Warrants exercisable at December 31, 2012	2,268,750	$0.55	4.84

Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.55